Changes in Accounting Policies - Summary of Impact of Transition to IFRS 9 on Opening Balance of Reserves and Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Impact (net of tax) of transition to IFRS 9 on reserves and retained earnings [line items]
Reserves	₩ (303,531)	₩ (373,442)	₩ (234,727)	₩ (226,183)
Retained earnings	19,796,021	₩ 22,144,541	₩ 17,835,946
IFRS9 [member]
Disclosure of Impact (net of tax) of transition to IFRS 9 on reserves and retained earnings [line items]
Reclassification of available-for-sale financial assets to financial assets at fair value through profit or loss("FVTPL")	(5,336)
Reclassification of available-for-sale financial assets to financial assets at fair value through other comprehensive income ("FVOCI")	(84,881)
Recognition of loss allowances on accounts receivable - trade and others	0
Related income tax	21,413
Reserves	(68,804)
Reclassification of available-for-sale financial assets to financial assets at fair value through profit or loss("FVTPL")	947
Reclassification of available-for-sale financial assets to financial assets at fair value through other comprehensive income ("FVOCI")	90,322
Recognition of loss allowances on accounts receivable - trade and others	(13,049)
Related income tax	(18,194)
Retained earnings	₩ 60,026